Loans and Other Financing - Summary of Credit Quality and the Maximum Exposure to Credit Risk based on the Bank's Internal Credit Rating System and Year-end Stage Classification (Detail) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 183,035,500	$ 199,801,999
Maximum exposure to credit risk, percentage	100.00%
Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 113,726,348	$ 126,439,835
Maximum exposure to credit risk, percentage	100.00%	100.00%
Consumer [member] | Cost [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 113,726,348		$ 126,439,835
Consumer [member] | Cost [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	53,986,279
Consumer [member] | Cost [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(21,239,635)
Consumer [member] | Cost [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(662,807)
Consumer [member] | Cost [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(44,797,324)
Consumer [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	3,116,089		3,351,258
Consumer [member] | Expected credit loss [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,448,529
Consumer [member] | Expected credit loss [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(1,223,042)
Consumer [member] | Expected credit loss [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(307,751)
Consumer [member] | Expected credit loss [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(1,152,905)
Performing [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 106,030,218	$ 119,775,445
Maximum exposure to credit risk, percentage	93.20%	94.70%
Performing [member] | Consumer [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 82,628,494	$ 92,605,030
Performing [member] | Consumer [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	17,233,568	20,170,813
Performing [member] | Consumer [member] | Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	6,168,156	6,999,602
Past due but no impaired [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 5,381,318	$ 5,250,898
Maximum exposure to credit risk, percentage	4.70%	4.20%
Non-performing [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 2,314,812	$ 1,413,492
Maximum exposure to credit risk, percentage	2.10%	1.10%
Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	80.20%
Stage 1 [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 91,201,856
Stage 1 [member] | Consumer [member] | Cost [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	91,201,856		99,547,755
Stage 1 [member] | Consumer [member] | Cost [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	48,633,030
Stage 1 [member] | Consumer [member] | Cost [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(13,298,716)
Stage 1 [member] | Consumer [member] | Cost [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(719,105)
Stage 1 [member] | Consumer [member] | Cost [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(6,331,116)
Stage 1 [member] | Consumer [member] | Cost [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(975,196)
Stage 1 [member] | Consumer [member] | Cost [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(92,064)
Stage 1 [member] | Consumer [member] | Cost [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(35,562,732)
Stage 1 [member] | Consumer [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	774,427		887,715
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,526,589
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(219,769)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(186,164)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(65,661)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(851,908)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(46,614)
Stage 1 [member] | Consumer [member] | Expected credit loss [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(269,761)
Stage 1 [member] | Performing [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	90,401,119
Stage 1 [member] | Performing [member] | Consumer [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	76,689,578
Stage 1 [member] | Performing [member] | Consumer [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	11,160,789
Stage 1 [member] | Performing [member] | Consumer [member] | Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,550,752
Stage 1 [member] | Past due but no impaired [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 800,737
Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	17.80%
Stage 2 [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 20,209,680
Stage 2 [member] | Consumer [member] | Cost [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	20,209,680		25,478,622
Stage 2 [member] | Consumer [member] | Cost [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	5,353,249
Stage 2 [member] | Consumer [member] | Cost [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(7,174,139)
Stage 2 [member] | Consumer [member] | Cost [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	804,810
Stage 2 [member] | Consumer [member] | Cost [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	5,318,062
Stage 2 [member] | Consumer [member] | Cost [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(941,820)
Stage 2 [member] | Consumer [member] | Cost [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(183,422)
Stage 2 [member] | Consumer [member] | Cost [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(8,445,682)
Stage 2 [member] | Consumer [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,242,496		1,719,408
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | New assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	921,940
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(943,576)
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	187,937
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	74,253
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(115,518)
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(104,222)
Stage 2 [member] | Consumer [member] | Expected credit loss [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(497,726)
Stage 2 [member] | Performing [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	15,629,099
Stage 2 [member] | Performing [member] | Consumer [member] | High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	5,938,916
Stage 2 [member] | Performing [member] | Consumer [member] | Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	6,072,779
Stage 2 [member] | Performing [member] | Consumer [member] | Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	3,617,404
Stage 2 [member] | Past due but no impaired [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 4,580,581
Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk, percentage	2.00%
Stage 3 [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 2,314,812
Stage 3 [member] | Consumer [member] | Cost [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,314,812		1,413,458
Stage 3 [member] | Consumer [member] | Cost [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(766,780)
Stage 3 [member] | Consumer [member] | Cost [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(85,705)
Stage 3 [member] | Consumer [member] | Cost [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,013,054
Stage 3 [member] | Consumer [member] | Cost [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,917,016
Stage 3 [member] | Consumer [member] | Cost [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(387,321)
Stage 3 [member] | Consumer [member] | Cost [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(788,910)
Stage 3 [member] | Consumer [member] | Expected credit loss [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	1,099,166		$ 744,135
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(59,697)
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(1,773)
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(8,592)
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	967,426
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(156,915)
Stage 3 [member] | Consumer [member] | Expected credit loss [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	(385,418)
Stage 3 [member] | Non-performing [member] | Consumer [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	$ 2,314,812